Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth compensation of our CEO (the Principal Executive Officer, referred to in this section as “PEO”) and our other named executive officers (the “Non-PEO NEOs”), on an average basis, along with total stockholder return, net income (loss), and total revenue for our fiscal years 2025, 2024, 2023, 2022, and 2021.

							Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for Current PEO ($)	Compensation Actually Paid to Current PEO (2) ($)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Former PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Company Total Stockholder Return (3) ($)	Peer Group Total Stockholder Return (3) ($)	Net Income (Loss) ($) (in thousands)	Total Revenue (4) ($) (in thousands)
2025	3,466,916	6,327,870	—	—	1,525,229	2,703,839	64.53	77.53	19,086	329,522
2024	2,476,841	2,815,831	2,630,335	797,435	1,140,558	1,296,343	38.12	78.05	16,960	292,984
2023	—	—	2,874,593	3,205,532	755,916	593,656	31.82	74.29	28,515	274,423
2022	—	—	3,220,584	1,851,324	1,166,401	768,103	25.55	79.00	(17,866)	246,785
2021	—	—	2,076,884	459,477	941,781	359,062	42.35	103.32	(11,811)	208,057
(1)	Sheri L. Dodd was our PEO in 2025 and in 2024 starting on July 1, 2024, and Daniel L. Reuvers served as our PEO in 2024 through June 30, 2024 and in each of 2023, 2022 and 2021. In 2025, Elaine M. Birkemeyer and Kristie T. Burns were our Non-PEO NEOs. In 2024, Elaine M. Birkemeyer, Kristie T. Burns and Sherri L. Ferstler were our Non-PEO NEOs. In 2023, Elaine M. Birkemeyer, Kristie T. Burns, Sherri L. Ferstler and Brent A. Moen were our Non-PEO NEOs. In 2022 and 2021, Brent A. Moen, Kristie T. Burns and Eric Pauls were our Non-PEO NEOs.
(2)	The dollar amounts reported represent the Compensation Actually Paid (“CAP”) to the NEOs in accordance with, and using the adjustments set forth in, Item 402(v) of Regulation S-K. The following adjustments related to equity awards were made to their total compensation each year as reported in the Summary Compensation Table (“SCT”) to determine the CAP:

Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)
2025	3,466,916	2,860,954	6,327,870
2024 (Current)	2,476,841	338,990	2,815,831
2024 (Former)	2,630,335	(1,832,900)	797,435
2023	2,874,593	330,939	3,205,532
2022	3,220,584	(1,369,260)	1,851,324
2021	2,076,884	(1,617,407)	459,477

Reconciliation of Average Non-PEO NEO Summary Compensation Table Total to Compensation Actually Paid

Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)
2025	1,525,229	1,178,610	2,703,839
2024	1,140,558	155,785	1,296,343
2023	755,916	(162,260)	593,656
2022	1,166,401	(398,298)	768,103
2021	941,781	(582,719)	359,062

(3)	Our peer group for the calculation of total stockholder return (“TSR”) is the S&P Healthcare Equipment Select Industry Index, which is the industry index used in our stock price performance graph in our Form 10-K for the fiscal year ended December 31, 2025. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2020, including reinvestment of any dividends.
(4)	Our company-selected measure, which we believe represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs for 2025 to company performance, is revenue. Revenue is one of the metrics under both the 2025 annual cash incentive program and the 2025 PSUs.

In order to calculate CAP, the following amounts were excluded from or added to the SCT total compensation:

Current PEO

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Change in Fair Value at End of Covered Year from End of Prior Year of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	(2,019,978)	3,808,802	1,252,095	—	(179,965)	—	—	2,860,954
2024	(1,869,991)	2,212,463	—	—	(3,482)	—	—	338,990
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—

Former PEO

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Change in Fair Value at End of Covered Year from End of Prior Year of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	—	—	—	—	—	—	—	—
2024	(1,999,997)	411,377	212,604	—	44,732	(501,615)	—	(1,832,900)
2023	(1,506,836)	1,406,539	249,724	—	181,513	—	—	330,939
2022	(1,999,984)	1,081,241	(323,775)	—	(126,742)	—	—	(1,369,260)
2021	(1,499,930)	598,713	(382,129)	—	(334,060)	—	—	(1,617,407)

Average Non-PEO NEOs

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Change in Fair Value at End of Covered Year from End of Prior Year of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	(812,479)	1,531,983	542,768	—	(83,661)	—	—	1,178,610
2024	(566,651)	657,780	63,848	—	807	—	—	155,785
2023	(397,276)	300,766	16,319	—	24,594	(106,664)	—	(162,260)
2022	(599,979)	333,793	(104,006)	—	(28,107)	—	—	(398,298)
2021	(622,120)	239,005	(114,494)	-	(5,881)	(79,229)	—	(582,719)

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)	Sheri L. Dodd was our PEO in 2025 and in 2024 starting on July 1, 2024, and Daniel L. Reuvers served as our PEO in 2024 through June 30, 2024 and in each of 2023, 2022 and 2021. In 2025, Elaine M. Birkemeyer and Kristie T. Burns were our Non-PEO NEOs. In 2024, Elaine M. Birkemeyer, Kristie T. Burns and Sherri L. Ferstler were our Non-PEO NEOs. In 2023, Elaine M. Birkemeyer, Kristie T. Burns, Sherri L. Ferstler and Brent A. Moen were our Non-PEO NEOs. In 2022 and 2021, Brent A. Moen, Kristie T. Burns and Eric Pauls were our Non-PEO NEOs.

Peer Group Issuers, Footnote
(3)	Our peer group for the calculation of total stockholder return (“TSR”) is the S&P Healthcare Equipment Select Industry Index, which is the industry index used in our stock price performance graph in our Form 10-K for the fiscal year ended December 31, 2025. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2020, including reinvestment of any dividends.

Adjustment To PEO Compensation, Footnote

Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)
2025	3,466,916	2,860,954	6,327,870
2024 (Current)	2,476,841	338,990	2,815,831
2024 (Former)	2,630,335	(1,832,900)	797,435
2023	2,874,593	330,939	3,205,532
2022	3,220,584	(1,369,260)	1,851,324
2021	2,076,884	(1,617,407)	459,477

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Change in Fair Value at End of Covered Year from End of Prior Year of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	(2,019,978)	3,808,802	1,252,095	—	(179,965)	—	—	2,860,954
2024	(1,869,991)	2,212,463	—	—	(3,482)	—	—	338,990
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—

Former PEO

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Change in Fair Value at End of Covered Year from End of Prior Year of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	—	—	—	—	—	—	—	—
2024	(1,999,997)	411,377	212,604	—	44,732	(501,615)	—	(1,832,900)
2023	(1,506,836)	1,406,539	249,724	—	181,513	—	—	330,939
2022	(1,999,984)	1,081,241	(323,775)	—	(126,742)	—	—	(1,369,260)
2021	(1,499,930)	598,713	(382,129)	—	(334,060)	—	—	(1,617,407)

Non-PEO NEO Average Total Compensation Amount			$ 1,525,229	$ 1,140,558	$ 755,916	$ 1,166,401	$ 941,781
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,703,839	1,296,343	593,656	768,103	359,062
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Non-PEO NEO Summary Compensation Table Total to Compensation Actually Paid

Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)
2025	1,525,229	1,178,610	2,703,839
2024	1,140,558	155,785	1,296,343
2023	755,916	(162,260)	593,656
2022	1,166,401	(398,298)	768,103
2021	941,781	(582,719)	359,062

Average Non-PEO NEOs

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Change in Fair Value at End of Covered Year from End of Prior Year of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	(812,479)	1,531,983	542,768	—	(83,661)	—	—	1,178,610
2024	(566,651)	657,780	63,848	—	807	—	—	155,785
2023	(397,276)	300,766	16,319	—	24,594	(106,664)	—	(162,260)
2022	(599,979)	333,793	(104,006)	—	(28,107)	—	—	(398,298)
2021	(622,120)	239,005	(114,494)	-	(5,881)	(79,229)	—	(582,719)

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid versus Company and Peer Group TSR:
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid versus Total Revenue:
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Company Performance Measures
Total Revenue
Adjusted EBITDA
Adjusted EBITDA Margin

Total Shareholder Return Amount			$ 64.53	38.12	31.82	25.55	42.35
Peer Group Total Shareholder Return Amount			77.53	78.05	74.29	79	103.32
Net Income (Loss)			$ 19,086,000	$ 16,960,000	$ 28,515,000	$ (17,866,000)	$ (11,811,000)
Company Selected Measure Amount			329,522,000	292,984,000	274,423,000	246,785,000	208,057,000
PEO Name	Sheri L. Dodd	Daniel L. Reuvers	Sheri L. Dodd
Measure:: 1
Pay vs Performance Disclosure
Name			Total Revenue
Non-GAAP Measure Description
(4)	Our company-selected measure, which we believe represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs for 2025 to company performance, is revenue. Revenue is one of the metrics under both the 2025 annual cash incentive program and the 2025 PSUs.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin
Reuvers
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,630,335			$ 2,874,593	$ 3,220,584	$ 2,076,884
PEO Actually Paid Compensation Amount		797,435			3,205,532	1,851,324	459,477
Sheri L. Dodd
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,476,841		$ 3,466,916
PEO Actually Paid Compensation Amount	2,815,831		6,327,870
PEO | Reuvers | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,832,900)			330,939	(1,369,260)	(1,617,407)
PEO | Reuvers | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,999,997)			(1,506,836)	(1,999,984)	(1,499,930)
PEO | Reuvers | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		411,377			1,406,539	1,081,241	598,713
PEO | Reuvers | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		212,604			249,724	(323,775)	(382,129)
PEO | Reuvers | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,732			181,513	(126,742)	(334,060)
PEO | Reuvers | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (501,615)
PEO | Sheri L. Dodd | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	338,990		2,860,954
PEO | Sheri L. Dodd | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,869,991)		(2,019,978)
PEO | Sheri L. Dodd | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,212,463		3,808,802
PEO | Sheri L. Dodd | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,252,095
PEO | Sheri L. Dodd | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,482)		(179,965)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,178,610	$ 155,785	(162,260)	(398,298)	(582,719)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(812,479)	(566,651)	(397,276)	(599,979)	(622,120)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,531,983	657,780	300,766	333,793	239,005
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			542,768	63,848	16,319	(104,006)	(114,494)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (83,661)	$ 807	24,594	$ (28,107)	(5,881)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (106,664)		$ (79,229)